Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018
Calvert Responsible Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	CTTLX
Calvert Responsible Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	CTTCX
Calvert Responsible Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	CTTIX
Calvert Absolute Return Bond Fund | CLASS A
Risk/Return:
Trading Symbol	CUBAX
Calvert Absolute Return Bond Fund | CLASS C
Risk/Return:
Trading Symbol	CUBCX
Calvert Absolute Return Bond Fund | CLASS I
Risk/Return:
Trading Symbol	CUBIX